Income taxes - Summary of nature of deferred taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Total of items with a nature of deferred tax assets	€ 38,306	€ 32,960	€ 24,886
Total of items with a nature of deferred tax liabilities	(815)	(526)	(528)
Net total of deferred tax assets (liabilities)	0
GROSS AMOUNT
Income taxes
Net total of deferred tax assets (liabilities)	37,491	32,434	24,358
Unrecognized deferred tax
Income taxes
Net total of deferred tax assets (liabilities)	(37,491)	(32,434)	(24,358)
Temporary differences
Income taxes
Total of items with a nature of deferred tax assets	299	421	1,381
Total of items with a nature of deferred tax liabilities	(815)	(526)	(528)
Losses carried forward
Income taxes
Total of items with a nature of deferred tax assets	€ 38,007	€ 32,539	€ 23,505